EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

21.      EMPLOYEE BENEFIT PLANS

21.1.    Pension plan

In 2005, the Company established the Suzano Prev pension plan managed by BrasilPrev, an open private pension entity, which serves employees of Suzano Group Companies, in the defined contribution plan. Under the terms of the benefit plan agreement, the Company’s contributions to the employee are 0.5% of the nominal salary that does not exceed 10 Suzano reference units (“URS”), with no contribution from the employee. For employees whose salary exceeds 10 URS’s, in addition to the contribution of 0.5%, the contributions of the company follow the contributions of employees and apply to the portion of the salary that exceeds 10 URS’s, which may vary from 1% to 6% of the nominal salary. Contributions made by the Company for the period ended December 31, 2019 totaled R$5,993 (R$6,560 as of December 31, 2018) recognized in under employee benefits.

Entities from the business combination with Fibria, managed by a private pension entity, which provide post-employment benefits to employees, under defined contribution plans. In this type of plan participants and sponsor contribute to the formation of an individual savings. In 2000, the Company became a sponsor of the Senador José Ermírio de Moraes Foundation (FUNSEJEM), a not-for-profit pension fund for the employees of the Votorantim Group. Under the fund’s regulations, employees’ contributions to FUNSEJEM, which may range from 0.5% to 6% of nominal salary. The contributions for the year ended December 31, 2019 amounted to R$9,920 (R$12,840 as of December 31, 2018), recognized under labor expenses.

21.2.      Defined benefits plan

The Company offers the following post-employment in addition to the pension plans, which are measured by actuarial calculation and recognized in the financial statement.

21.2.1.    Medical assistance

The Company guarantees health care program cost coverage for a group of former employees who retired until 1998 and until 2003 at the Suzano, São Paulo administrative office and Limeira and until 2007 at the Jacareí unit, as well as their spouses for life and dependents while they are underage.

For other group of former employees, who exceptionally, according to the Company’s criteria and resolution or according with rights related to the compliance with pertinent legislation, the Company ensures the healthcare program.

Main actuarial risks related are (i) lower interest rates (ii) longer than expected mortality tables, (iii) higher than expected turnover and (iv) higher than expected medical costs growth.

21.2.2.    Life insurance

The Company offers the life insurance benefit to the group of former employees who retired until 2005 at Suzano and São Paulo administrative office and did not choose for the supplementary retirement plan.

Main actuarial risks related are (i) lower interest rates and (ii) higher than expected mortality.

21.2.3.    Rollforward of actuarial liability

The rollforward of actuarial liability prepared based on actuarial report, are set forth below:

Balance at December 31, 2017	351,263
Interest on employee benefits	35,920
Actuarial loss	69,305
Benefits paid in the year	(26,061)
Balance at December 31, 2018	430,427
Business combination with Fibria (1)	147,877
Interest on employee benefits	44,496
Actuarial loss	147,640
Benefits paid in the year	(34,261)
Balance on December 31, 2019	736,179
1)	Business combination with Fibria its subsidiaries held on January 3, 2019, Note 1.2.1.

21.2.4.    Economic actuarial assumptions and biometric data

The main economic actuarial assumptions and biometric data used in the actuarial calculations are set forth below:

	December 31,	December 31,
	2019	2018
Discount rate – medical assistance and life insurance	3.56% p.a.	4.91% p.a.
Medical cost growth rate above basic inflation	3.25% p.a.	3.25% p.a.
Economic inflation	3.50% p.a.	4.00% p.a.
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality of disable persons	IAPB 57	IAPB 57
Retirement age	65 years	65 years
Family composition	90% married Men 4 years + old	90% married Men 4 years + old
Turnover	1.00% p.a.	1.00% p.a.
Permanency in the plan	100%	100%
Aging factor	0 to 24 years: 1.50% p.a 25 to 54 years: 2.50% p.a 55 to 79 years: 4.50% p.a Above 80 years: 2.50% p.a	0 to 24 years: 1.50% p.a 25 to 54 years: 2.50% p.a 55 to 79 years: 4.50% p.a Above 80 years: 2.50% p.a

21.2.5.    Sensitivity analysis

The Company made the sensitivity analysis regarding the relevant assumptions of the plans on December 31, 2019, as set forth below:

Relevant assumptions	Changes in premise	Increase in premisse	Decrease in premisse
Discount rate	0.50%	Decrease of 4.88%	Increase of 8.56%
Medical costs growth rate	0.50%	Increase of 8.27%	Decrease of 5.60%
Mortality	1.00%	Increase of 7.23%	Decrease of 4.40%
Estimated inflation rate	0.50%	No change	No change

21.2.6.    Forecast and average duration of payments of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Medical
assistance and
Payments	life insurance
2020	31,458
2021	32,701
2022	33,864
2023	35,014
2024	36,122
2025 on onwards	194,145